Cash generated from operating activities (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 EUR (€)
Cash generated from operating activities
(Loss)/profit for the year	$ 11	€ 10	$ (3)	€ (3)	$ (50)	€ (46)
Income tax charge/(credit)	(7)		13		(21)
Net finance expense / (income)	240		192		147
Depreciation and amortization	463		449		418
Exceptional operating items	32		21		106
Movement in working capital	(2)		40		270
Exceptional costs paid, including restructuring	(19)		(53)		(56)
Cash generated from/(used in) operations	$ 718		$ 659		$ 814